LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Useful life of the entertainment	Over 10 years or the respective useful life of the entertainment show, whichever is shorter.
Accounts Receivable [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Long-term receivables, net	$ 868
Current accounts receivable	18,559
Allowance for doubtful debts current	868
Allowance for doubtful debts non-current	14,548
Casino customers with large gaming losses and established credit history [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Long-term receivables, aging of balances, days	Over 90 days	Over 90 days
Allowance for doubtful debts	$ 20,321	$ 6,641